Unaudited Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (169,653)	$ (26,277)	¥ (195,090)
Adjustments to reconcile net income/(loss) to net cash generated from operating activities:
Depreciation and amortization	21,061	3,262	28,591
Amortization of operating lease right-of-use assets	46,161	7,149	75,157
Net gain on disposal of property and equipment	(27)	(4)	(3,714)
Impairment loss of goodwill	6,002	930	16,501
Provision for impairment loss of account receivables and other receivables	2,672	414	4,865
Equity in income on equity method investments	(1,449)	(224)	(407)
Deferred income tax expense(benefit)	2,892	448	(6,426)
Gain on disposal and closure of subsidiaries and branches	5,495	851	10,163
Warrant financing	2,404	372
Share-based compensation expenses	38,358	5,941	4,577
Changes in operating assets and liabilities, net of effect of acquisitions and disposals of subsidiaries:
Decrease in contract assets	596	92	1,043
Increase in accounts receivable	(5,296)	(820)	(20,935)
Decrease in other contract costs	6,196	960	6,249
Decrease in prepayments and other current assets	26,497	4,104	43,011
Decrease in other non-current assets	3,276	507	9,216
Increase/(decrease) in accounts payable	(192)	(29)	13,131
Decrease in deferred revenue	(13,804)	(2,138)	(41,982)
Decrease in salary and welfare payable	(8,585)	(1,330)	(15,091)
Decrease in financial liabilities from contracts with customers	(54,413)	(8,428)	(69,100)
Increase/(decrease) in accrued expenses and other payables	(13,053)	(2,022)	43,447
(Increase)/decrease in prepaid tax	62	10	(1,470)
Decrease in operating lease liabilities	(55,499)	(8,596)	(70,320)
Increase in income taxes payable	7,306	1,133	1,425
Net cash flow used in operating activities	(152,993)	(23,695)	(167,159)
Cash flows from investing activities:
Disposal of subsidiaries	(2,021)	(313)
Purchases of property and equipment	(1,530)	(237)	(8,740)
Proceeds from disposal of property and equipment	59	9	22,749
Advances to related parties	(813)	(126)	(1,449)
Repayment of advances to related parties	3,970	615	5,359
Purchase of short-term investments			(42,391)
Net cash used in investing activities	(335)	(52)	(24,472)
Cash flows from financing activities:
Advances from related parties	108,020	16,730	15,545
Repayment of advances from related parties	(84,117)	(13,028)	(2)
Distributions in connection with Reorganization	272,269	42,169	10,091
Proceeds from bank loans	27,000	4,182	64,900
Repayment of bank loans	(117,921)	(18,264)	(72,200)
Payment for offering expenses			(12,490)
Proceeds from contributions from equity shareholders			208,596
Net cash generated from financing activities	205,251	31,789	214,440
Net decrease in cash and cash equivalents and restricted cash	51,923	8,042	22,809
Cash and cash equivalents and restricted cash at the beginning of the year	100,473	15,561	151,731
Cash and cash equivalents and restricted cash at the end of the year	152,396	23,603	174,540
Supplemental disclosure of cash flow information:
Interest paid	3,475	538	2,322
Income tax paid	56	9	4,305
Supplemental disclosure of cash and cash equivalents and restricted cash:
Cash and cash equivalents	144,181	22,331	163,542
Restricted cash	8,215	1,272	10,998
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	¥ 152,396	$ 23,603	¥ 174,540